Inventories - Schedule of Inventories of Land (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of inventories [line items]
Land	S/ 230,689	S/ 317,337
Lurin [member]
Disclosure of inventories [line items]
Land	72,080	103,574
San Isidro [member]
Disclosure of inventories [line items]
Land	49,664	58,441
San Miguel [member]
Disclosure of inventories [line items]
Land	28,811	44,126
Nuevo Chimbote [member]
Disclosure of inventories [line items]
Land	17,262	17,201
Barranco [member]
Disclosure of inventories [line items]
Land	13,585	11,413
Huancayo [member]
Disclosure of inventories [line items]
Land	8,282	13,572
Ancon [member]
Disclosure of inventories [line items]
Land		37,823
Canta Callao [member]
Disclosure of inventories [line items]
Land		12,978
Piura [member]
Disclosure of inventories [line items]
Land	8,105
Carabayllo II [member]
Disclosure of inventories [line items]
Land	14,941
Others [member]
Disclosure of inventories [line items]
Land	S/ 8,752	S/ 18,209